T. ROWE PRICE RETIREMENT I 2050 FUND - I CLASS
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 92.0%
T. Rowe Price Funds:
Growth Stock Fund	735,697	14,335	90,259	8,413,998	792,346
Value Fund	621,519	43,951	20,823	19,705,368	715,896
Equity Index 500 Fund	287,514	57,375	60,704	3,421,574	318,890
International Stock Fund	240,969	8,966	8,533	14,405,212	273,843
International Value Equity Fund	245,925	13,966	10,030	21,730,636	272,502
Overseas Stock Fund	258,442	10,166	31,793	24,877,330	267,431
Emerging Markets Stock Fund	158,793	2,224	14,574	3,732,411	174,901
Mid-Cap Growth Fund	142,173	2,989	6,338	1,496,097	153,694
Mid-Cap Value Fund	122,840	4,098	4,588	5,074,614	137,370
New Horizons Fund(2)	104,893	752	11,144	1,355,459	108,464
Small-Cap Stock Fund(2)	83,156	7,801	8,424	1,732,224	92,553
Small-Cap Value Fund	72,684	2,238	2,869	1,852,048	80,453
Real Assets Fund	66,613	3,419	2,486	6,593,393	74,769
U. S. Large-Cap Core Fund	16,274	25,300	1,105	1,562,488	44,828
Emerging Markets Discovery Stock
Fund	1,514	9,669	178	944,545	11,193
Total Equity Mutual Funds (Cost $3,067,094)					3,519,133

BOND MUTUAL FUNDS 5.6%
T. Rowe Price Funds:
New Income Fund	92,386	10,112	3,932	10,128,022	100,571
International Bond Fund (USD
Hedged)	31,893	2,132	1,361	3,256,406	33,281
U. S. Treasury Long-Term Fund	28,693	1,127	1,147	1,845,207	28,121
Dynamic Global Bond Fund	21,668	760	809	2,225,528	21,788
High Yield Fund	12,209	529	509	1,969,710	12,724
Emerging Markets Bond Fund	11,187	439	422	1,081,616	12,114
Floating Rate Fund	6,317	228	1,842	527,182	4,903
Total Bond Mutual Funds (Cost $203,494)					213,502

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2050 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.4%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24%(3)	35,543	90,052	31,902	93,693,264	93,693
Total Short-Term Investments (Cost $93,693)					93,693
Total Investments in Securities 100.0%
(Cost $3,364,281)					$3,826,328
Other Assets Less Liabilities (0.0)%					(1,676)
Net Assets 100.0%					$3,824,652

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2050 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$119	$169	$136
Emerging Markets Bond Fund	37	910	139
Emerging Markets Discovery
Stock Fund	14	188	—
Emerging Markets Stock Fund	880	28,458	—
Equity Index 500 Fund	6,495	34,705	1,327
Floating Rate Fund	(91)	200	63
Growth Stock Fund	17,949	132,573	—
High Yield Fund	30	495	182
International Bond Fund (USD
Hedged)	79	617	160
International Stock Fund	1,365	32,441	—
International Value Equity Fund	868	22,641	—
Mid-Cap Growth Fund	900	14,870	—
Mid-Cap Value Fund	546	15,020	—
New Horizons Fund	2,552	13,963	—
New Income Fund	278	2,005	684
Overseas Stock Fund	(1,396)	30,616	—
Real Assets Fund	297	7,223	—
Small-Cap Stock Fund	324	10,020	—
Small-Cap Value Fund	324	8,400	—
U. S. Large-Cap Core Fund	61	4,359	—
U. S. Treasury Long-Term Fund	303	(552)	134
Value Fund	2,920	71,249	—
U. S. Treasury Money Fund	—	—	61
Totals	$34,854#	$430,570	$2,886+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,886 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2050 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2050 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.